Note 6 - Leases (Details Textual)	6 Months Ended
Jun. 30, 2017
Stena Weco A/S [Member] | M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence, M/T Stenaweco Elegance [Member]
Number of Time Charters	4
BP Shipping [Member] | M/T Eco Fleet and M/T Eco Revolution [Member]
Number of Time Charters	2
Dampskibsselskabet Norden A/S [Member] | M/T Nord Valiant [Member]
Number of Time Charters	1